Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Remuneration
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Remuneration of key management

personnel
USD m, except where indicated 31.12.23 31.12.22 31.12.21
Base salaries and other cash payments
1
35 27 31
Incentive awards – cash
2
24 17 17
Annual incentive award under DCCP 36 25 26
Employer’s contributions to retirement benefit plans 3 2 3
Benefits in kind, fringe benefits (at market value) 1 1 1
Share-based compensation
3
63 45 45
Total 162 118 124
Total (CHF m)
4
147 114 113
1 May include role-based allowances in line

with market practice and regulatory requirements.

2 The cash portion may also include

blocked shares in line with regulatory

requirements.

3 Compensation expense
is based on the

share price on grant

date taking into account

performance conditions. Refer

to Note 28 for

more information. For

GEB members, share-based

compensation for 2023, 2022

and 2021 was

entirely
composed of LTIP awards. For

the Chairman of the BoD the share-based compensation for 2023, 2022 and 2021 was entirely composed of UBS shares.

4 Swiss franc amounts disclosed represent the respective US
dollar amounts translated at the applicable performance award currency exchange rates (2023: USD /

CHF
0.91 ; 2022: USD / CHF 0.96 ; 2021: USD / CHF 0.92 ).

Equity holdings
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Equity holdings of key management personnel
1
31.12.23 31.12.22
Number of UBS Group AG shares held by members of the

BoD, GEB and parties closely linked to them
2
5,121,564 3,009,686
1 No options were held in 2023 and 2022 by non-independent members of the BoD and any GEB member or any of its related

parties.

2 Excludes shares granted under variable

compensation plans with forfeiture
provisions.

Key management personnel | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Loans, advances and mortgages to key management

personnel
1
USD m, except where indicated 2023 2022
Balance at the beginning of the year 33 34
Balance at the end of the year
2
61 33
Balance at the end of the year (CHF m)
2,3
52 31
1 All loans are secured loans.

2 There were USD
14 m (CHF 12
m) unused uncommitted credit facilities as of 31 December 2023 and no unused uncommitted credit facilities as of 31 December 2022.

3 Swiss franc
amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

Associates and joint ventures | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Loans to and outstanding receivables from associates

and joint ventures
USD m 2023 2022
Carrying amount at the beginning of the year 217 251
Additions 824 402
Reductions (796) (438)
Foreign currency translation 26 1
Carrying amount at the end of the year 271 217
of which: unsecured loans and receivables 263 209
Other transactions with associates and

joint ventures
As of or for the year ended
USD m 31.12.23 31.12.22
Payments to associates and joint ventures for goods and services received
190 138
Fees received for services provided to associates and joint ventures 24 4
Liabilities to associates and joint ventures 106 90
Commitments and contingent liabilities to associates

and joint ventures
11 7